Allowance for Credit Losses on Loans	12 Months Ended
Mar. 31, 2025
Allowance for credit losses on loans
5. Allowance for credit losses on loans
Changes in Allowance for credit losses on loans by portfolio segment for the fiscal years ended March 31, 2023, 2024 and 2025 are shown below:

	Domestic
	Corporate	Retail	Sovereign	Banks and other financial institutions	Foreign (2)	Total

	(in millions of yen)
2023
Balance at beginning of fiscal year	601,506	73,414	62	438	134,397	809,817

Provision (credit) for credit losses on loans	51,551	(5,413)	(9)	432	44,287	90,848

Charge-offs (3)	(153,014)	(5,664)	—	—	(68,772)	(227,450)

Recoveries	5,858	1,204	—	—	3,414	10,476

Net charge-offs	(147,156)	(4,460)	—	—	(65,358)	(216,974)

Others (1)	—	—	—	—	17,268	17,268

Balance at end of fiscal year	505,901	63,541	53	870	130,594	700,959

2024
Balance at beginning of fiscal year	505,901	63,541	53	870	130,594	700,959

Provision (credit) for credit losses on loans	83,702	(4,208)	(9)	(597)	(26,061)	52,827

Charge-offs (3)	(31,936)	(4,882)	—	—	(9,505)	(46,323)

Recoveries	6,049	1,338	—	—	4,561	11,948

Net charge-offs	(25,887)	(3,544)	—	—	(4,945)	(34,376)

Others (1)	—	—	—	—	30,660	30,660

Balance at end of fiscal year	563,716	55,790	44	273	130,249	750,071

2025
Balance at beginning of fiscal year	563,716	55,790	44	273	130,249	750,071

Provision (credit) for credit losses on loans	84,198	(732)	7	105	12,320	95,897

Charge-offs	(18,854)	(5,546)	—	—	(23,645)	(48,044)

Recoveries	10,130	639	—	—	9,622	20,390

Net charge-offs	(8,724)	(4,907)	—	—	(14,023)	(27,654)

Others (1)	—	—	—	—	(1,940)	(1,940)

Balance at end of fiscal year	639,190	50,150	51	377	126,606	816,374

Notes:
(1)	Others includes primarily foreign exchange translation.
(2)	The majority of total foreign consist of corporate.
(3)
Charge-offs decreased from ¥227,450 million for the fiscal year ended March 31, 2023 to
¥46,323
million for the fiscal year ended March 31, 2024. The decrease was due mainly to a charge-off related to a debt waiver to a domestic corporate borrower which was recognized in the fiscal year ended March 31, 2023.